Investment Strategy	Sep. 15, 2026
Defiance Long/Short Space Economy vs. Legacy Communications ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing long positions in securities the Adviser expects to increase in price and taking short positions in securities the Adviser expects to decline in price. The Fund’s long/short strategy expresses a single thematic view: that space-based connectivity and services, including low-Earth-orbit (“LEO”) satellite broadband, direct-to-device (“D2D”) cellular, Earth observation, and lunar and deep-space services, are displacing legacy terrestrial telecommunications and cable infrastructure.

Under normal circumstances, the Fund maintains a “130/30” structure, with approximately 130% long exposure and approximately 30% short exposure, producing approximately 100% net long exposure. The Fund’s net exposure at any time equals the Fund’s long holdings (expressed as a percentage of net assets, including leverage) less its short holdings (expressed as a percentage of net assets). For example, if the Fund’s long holdings totaled 130% and its short holdings totaled 30%, the Fund’s net exposure would be 100% (130% - 30%).

Long Exposure

The Fund’s long positions, representing approximately 130% of its net assets, consist of a focused basket of equity securities of companies that the Adviser believes are either: (i) pure-play participants in the space economy (i.e., companies that derive all or substantially all of their revenue from a single business line, industry, or theme); or (ii) strategically positioned beneficiaries of the space economy.

The Adviser considers a company to be a strategically positioned beneficiary if at least 50% of its revenue or 50% of its gross profit is derived from one or more of the space economy subsectors listed below.

Space Economy Subsectors:

●	launch vehicles and spacecraft manufacturing;
●	direct-to-device low Earth orbit (“LEO”) cellular;
●	Earth observation and geospatial analytics;
●	satellite broadband;
●	nuclear space propulsion;
●	lunar and in-space services;
●	satellite voice, data and Internet of Things (“IoT”) networks;
●	defense and space ground systems; and
●	aerospace and defense prime contractors with material space-systems revenue.

“Satellite voice, data, and Internet of Things (IoT) networks” refer to companies that provide machine-to-machine or device connectivity transmitted via satellite rather than terrestrial wireless or wireline networks (e.g., asset tracking, remote monitoring, or telematics services). “Defense and space ground systems” refer to companies that design, build, or operate the terrestrial infrastructure (e.g., satellite control centers, ground antennas, and mission operations software) necessary to command, control, and downlink data from satellites and other space assets. “Aerospace and defense prime contractors with material space-systems revenue” refer to large, diversified aerospace and defense companies that separately report or otherwise disclose a discrete space-systems business (e.g., satellite manufacturing, launch systems, or space-based sensing) representing a significant portion of consolidated revenue.

The Fund’s long positions are generally equally weighted following the Adviser’s periodic portfolio rebalancing. The Adviser monitors the portfolio on an ongoing basis and may add or remove positions or adjust position weights between rebalancing dates in response to market conditions, changes in investment opportunities, or risk management considerations.

To obtain long exposure in excess of 100% of its net assets, the Fund may borrow money and invest in options, warrants, futures contracts, or swap agreements (“swaps”). The Fund’s use of leverage may amplify gains and losses, causing the value of the Fund’s portfolio to increase or decrease to a greater extent than that of a comparable fund that does not use leverage.

Short Exposure

The Fund takes short positions in the equity securities of U.S.-listed, capital-intensive legacy telecommunications and cable operators that the Adviser believes are structurally vulnerable to subscriber losses, secular revenue declines, or elevated leverage as connectivity shifts toward space-based and other next-generation technologies.

In determining whether to treat companies as legacy communications companies (for potential short exposure), versus those positioned to potentially benefit from the space economy (for potential long exposure), the Adviser evaluates the sources from which a company derives the majority of its current revenue. For example, a legacy communications company that publicly discloses a strategic pivot away from traditional terrestrial telecommunications may remain eligible for the Fund’s short book for so long as it continues to derive the majority of its current revenue from legacy terrestrial telecommunications or cable operations. Alternatively, a legacy communications company that includes a space-based business component (e.g., a satellite television provider) will be evaluated on its overall revenue mix and may be considered for potential long exposure if its space-based business component(s) generates revenue sufficient to satisfy the criteria for long exposure described above.

Short positions are equally weighted. The Fund generally establishes short exposure through prime brokerage arrangements by borrowing securities and selling them short (each, a “short sale”). The Fund also may use options or swaps to obtain similar short exposure, either instead of or in addition to short sales.

To effect a short sale, the Fund arranges through a broker to borrow securities it does not own and deliver those securities to the purchaser. The Fund is obligated to replace the borrowed securities by purchasing and returning equivalent securities at a later date, regardless of their market price at that time. Before establishing or maintaining a short position, the Adviser confirms that the necessary securities are available to borrow. A short sale results in a gain if the market price of the borrowed securities declines between the date of the short sale and the date the Fund purchases the securities to close the position. Conversely, a short sale results in a loss if the market price of the borrowed securities increases during that period. The broker that effects the short sale typically retains the sale proceeds as part of the collateral securing the Fund’s obligation to cover the short position.

Construction and Reconstitution

The Adviser reviews the Fund’s portfolio on an ongoing basis and generally rebalances and repositions the Fund’s long and short exposures on a quarterly basis. During these periodic portfolio reviews, the Adviser may add or remove portfolio positions, adjust position weights, and rebalance the Fund’s long, short, net, and gross exposures in accordance with the Fund’s investment strategy. The Adviser may also make changes between scheduled portfolio reviews in response to market developments, changes in investment opportunities, risk management considerations, or other factors it deems appropriate. The Fund expects to hold a target range of approximately 5 to 25 long positions and 3 to 15 short positions in the portfolio at any given time, although these ranges will vary over time depending on market conditions and the Adviser’s assessment of attractive investment opportunities. The Adviser’s selection of investments is based on factors including but not limited to market capitalization, liquidity, relative purity of thematic exposure, and portfolio diversification.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide long exposure to the equity securities of companies that the Adviser considers to be pure-play participants in or strategically positioned beneficiaries of the space economy, as described above. Qualifying investments include equity securities (including American Depositary Receipts), and derivatives, such as options, futures contracts, and swap agreements, that provide long exposure to such companies. The Fund’s short positions are not considered qualifying investments for purposes of this 80% investment policy. For purposes of this 80% investment policy, the Fund values derivatives based on their notional value.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will have economic exposure that is concentrated in the industries or groups of industries related to the Industrials and Communication Services sectors.

The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide long exposure to the equity securities of companies that the Adviser considers to be pure-play participants in or strategically positioned beneficiaries of the space economy, as described above.
Defiance Long/Short AI Compute vs. Legacy Software ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing long positions in securities the Adviser expects to increase in price and taking short positions in securities the Adviser expects to decline in price. The Fund’s long/short strategy expresses a single thematic view: increasing artificial intelligence (“AI”) workloads are driving a multi-year investment cycle in AI compute and infrastructure, while many traditional enterprise software companies are likely to experience margin compression and pricing pressure as AI automates workflows and disrupts traditional per-seat software business models.

Under normal circumstances, the Fund maintains a “130/30” structure, with approximately 130% long exposure and approximately 30% short exposure, producing approximately 100% net long exposure. The Fund’s net exposure at any time equals the Fund’s long holdings (expressed as a percentage of net assets, including leverage) less its short holdings (expressed as a percentage of net assets). For example, if the Fund’s long holdings totaled 130% and its short holdings totaled 30%, the Fund’s net exposure would be 100% (130% - 30%).

Long Exposure

The Fund’s long positions (approximately 130% of net assets) consist of a focused basket of equity securities of companies the Adviser considers to be core beneficiaries of AI-driven demand for computing capacity.

The Adviser considers core beneficiaries of the AI-driven demand for computing capacity to be companies that derive at least 50% of their revenue or 50% of their gross profit from one or more of the following:

●	AI accelerators and graphics processing units (“GPUs),
●	custom AI application-specific integrated circuits (“ASICs”),
●	central processing units (“CPU”) architecture and intellectual property licensing,
●	advanced-node semiconductor foundry capacity,
●	AI server and rack systems,
●	AI data-center networking, and
●	high-speed connectivity components.

The Fund’s long positions are generally equally weighted following the Adviser’s periodic portfolio rebalancing. The Adviser monitors the portfolio on an ongoing basis and may add or remove positions or adjust position weights between rebalancing dates in response to market conditions, changes in investment opportunities, or risk management considerations.

To obtain long exposure in excess of 100% of its net assets, the Fund may borrow money and invest in options, warrants, futures contracts, or swap agreements (“swaps”). The Fund’s use of leverage may amplify gains and losses, causing the value of the Fund’s portfolio to increase or decrease to a greater extent than that of a comparable fund that does not use leverage.

Short Exposure

The Fund takes short positions in the equity securities of U.S.-listed Software as a Service (“SaaS”) companies that the Adviser believes are exposed to slowing seat growth, AI-driven commoditization of core functionality, or premium valuations vulnerable to deceleration. Short positions are equally weighted. The Fund generally establishes short exposure through prime brokerage arrangements by borrowing securities and selling them short (each, a “short sale”). The Fund also may use options or swaps to obtain similar short exposure, either instead of or in addition to short sales.

To effect a short sale, the Fund arranges through a broker to borrow securities it does not own and deliver those securities to the purchaser. The Fund is obligated to replace the borrowed securities by purchasing and returning equivalent securities at a later date, regardless of their market price at that time. Before establishing or maintaining a short position, the Adviser confirms that the necessary securities are available to borrow. A short sale results in a gain if the market price of the borrowed securities declines between the date of the short sale and the date the Fund purchases the securities to close the position. Conversely, a short sale results in a loss if the market price of the borrowed securities increases during that period. The broker that effects the short sale typically retains the sale proceeds as part of the collateral securing the Fund’s obligation to cover the short position.

Portfolio Construction

The Adviser reviews the Fund’s portfolio on an ongoing basis and generally rebalances and repositions the Fund’s long and short exposures on a quarterly basis. During these periodic portfolio reviews, the Adviser may add or remove portfolio positions, adjust position weights, and rebalance the Fund’s long, short, net, and gross exposures in accordance with the Fund’s investment strategy. The Adviser may also make changes between scheduled portfolio reviews in response to market developments, changes in investment opportunities, risk management considerations, or other factors it deems appropriate. The Fund expects to hold a target range of approximately 5 to 25 long positions and 3 to 15 short positions in the portfolio at any given time, although these ranges will vary over time depending on market conditions and the Adviser’s assessment of attractive investment opportunities. The Adviser’s selection of investments is based on factors including but not limited to market capitalization, liquidity, relative purity of thematic exposure, and portfolio diversification.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide long exposure to the equity securities of companies that the Adviser considers to be core beneficiaries of AI-driven demand for computing capacity, as described above. Qualifying investments include equity securities (including American Depositary Receipts) and derivatives, such as options, futures contracts, and swap agreements, that provide long exposure to such companies. The Fund’s short positions are not considered qualifying investments for purposes of this 80% investment policy. For purposes of this 80% investment policy, the Fund values derivatives based on their notional value.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund will be concentrated in the industries or groups of industries related to the Technology sector.

The Fund’s investment strategy is expected to result in a high annual portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide long exposure to the equity securities of companies that the Adviser considers to be core beneficiaries of AI-driven demand for computing capacity, as described above.